Research and development expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Research and development expenses

3. Research and development expenses

	2022	2021	2020
	€	€	€
Personnel expenses (Note 5)	(13,334,350)	(7,988,096)	(2,951,323)
Clinical expenses	(27,653,658)	(16,944,557)	(8,748,748)
Nonclinical expenses	(4,853,822)	(3,891,479)	(3,322,590)
Manufacturing costs	(11,181,355)	(6,325,068)	(4,311,958)
License costs	—	(500,000)	—
Intellectual Property costs	(352,389)	(139,966)	(173,482)
	(57,375,574)	(35,789,166)	(19,508,101)

Clinical expenses include costs of conducting and managing our sponsored clinical trials, including clinical investigator cost, costs of clinical sites, and costs for CRO’s assisting with the clinical development programs.

Nonclinical expenses include costs of our outsourced discovery, preclinical and nonclinical development studies.

Manufacturing expenses include costs related to manufacturing of active pharmaceutical ingredients and manufacturing of the products used in our clinical trials and research and development activities.

License costs consist of a milestone payment of €500,000 during 2021, which was paid to AnalytiCon upon commencement of Phase 2 development.